UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                              FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act number     811-04995
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                   Sit U.S. Government Securities Fund, Inc.
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               (Exact name of registrant as specified in charter)


            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
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              (Address of principal executive offices) (Zip code)


                             Kelly K. Boston, Esq.
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            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
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                    (Name and address of agent for service)


Registrant's telephone number, including area code: 612-332-3223
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Date of fiscal year end: March 31, 2019
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Date of reporting period: July 1, 2018 - June 30, 2019
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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-04995
Reporting Period: 07/01/2018 - 06/30/2019
Sit U.S. Government Securities Fund, Inc.









================== Sit U.S. Government Securities Fund, Inc. ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sit U.S. Government Securities Fund, Inc.
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By (Signature and Title)*/s/Paul E. Rasmussen, Vice President
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Date August 20, 2019
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* Print the name and title of each signing officer under his or her signature.